Collateralized Transactions (Tables)	6 Months Ended
Sep. 30, 2011
Collateralized Transactions (Abstract)
Fair Value Of Securities Received As Collateral

	Billions of yen		Translation into billions of U.S. dollars
	March 31, 2011	September 30, 2011	September 30, 2011
The fair value of securities received as collateral, securities borrowed with collateral and securities borrowed without collateral where Nomura is permitted to sell or repledge the securities	¥28,262	¥30,241	$393
The portion of the above that has been sold (reported within Trading liabilities on the consolidated balance sheets) or repledged	22,576	23,215	301

Assets Owned, Pledged As Collateral

	Millions of yen		Translation into millions of U.S. dollars
	March 31, 2011	September 30, 2011	September 30, 2011
Trading assets:
Equities and convertible bonds	¥29,935	¥10,613	$138
Government and government agency securities	977,291	1,808,737	23,478
Bank and corporate debt securities	93,250	114,971	1,492
Commercial mortgage-backed securities ("CMBS")	54,725	27,823	361
Residential mortgage-backed securities ("RMBS")	1,572,177	1,105,775	14,353
Collateralized debt obligations ("CDO") and other(1)	64,247	80,424	1,044
Investment trust funds and other	9,652	21,354	278

Total	¥2,801,277	¥3,169,697	$41,144

Non-trading debt securities	¥86,234	¥88,885	$1,154
Investments in and advance to affiliated companies	¥36,639	¥32,736	$425

(1)	Includes collateralized loan obligations (CLO) and asset-backed securities (ABS) (e.g., credit card loans, auto loans, student loans and etc.).

Assets Subject to Lien

	Millions of yen		Translation into millions of U.S. dollars
	March 31, 2011	September 30, 2011	September 30, 2011
Loans and receivables	¥27,635	¥7,406	$96
Trading assets	2,010,605	1,818,357	23,603
Office buildings, land, equipment and facilities	20,815	138,736	1,801
Non-trading debt securities	278,261	324,092	4,207
Other	—	265,038	3,440

Total	¥2,337,316	¥2,553,629	$33,147